SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding at January 1, 2021	760,667
Granted	105,000
Exercised	(137,668)
Forfeited	(107,999)
Outstanding at December 31, 2021	620,000	760,667
Exercisable at December 31, 2021	313,667
Weighted-average exercise price
Outstanding at January 1, 2021	$ 3.749
Granted	4.767
Exercised	4.360
Forfeited	4.102
Outstanding at December 31, 2021	2.777	$ 3.749
Exercisable at December 31, 2021	$ 2.748
Weighted-average remaining contractual life
Outstanding	36 months 17 days	44 months
Exercisable at December 31, 2021	27 months 21 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2021	$ 202,280
Outstanding at December 31, 2021	157,450	$ 202,280
Exercisable at December 31, 2021	$ 74,380